Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenue	$ 245,274		$ 136,375	$ 65,852
Percentage of revenue	100.00%		100.00%	100.00%
UNITED KINGDOM
Concentration Risk [Line Items]
Revenue	$ 113,835		$ 80,122	$ 51,799
Percentage of revenue	47.00%		59.00%	79.00%
UNITED STATES
Concentration Risk [Line Items]
Revenue	$ 71,095		$ 34,140	$ 9,529
Percentage of revenue	29.00%		25.00%	14.00%
European Union
Concentration Risk [Line Items]
Revenue	$ 58,177		$ 21,269	$ 4,344
Percentage of revenue	23.00%		15.00%	7.00%
ISRAEL
Concentration Risk [Line Items]
Revenue	$ 1,052		$ 844	$ 180
Percentage of revenue		[1]	1.00%		[1]
Other
Concentration Risk [Line Items]
Revenue	$ 1,115		$ 0	$ 0
Percentage of revenue		[1]	0.00%	0.00%

[1]	Less than 1%